Concentration of Risks - Schedule of Concentration Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue	$ 10,634		$ 29,305		$ 20,103
Risk percentage	21.54%		55.08%		31.68%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	18.29%		15.32%
Accounts receivable	$ 2,905		$ 3,548
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue			$ 1,808		$ 18,795
Risk percentage		[1]	3.40%	[1]	29.62%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	20.14%		38.37%
Accounts receivable	$ 3,199		$ 8,888
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue	$ 5,282		$ 7,246		$ 5,047
Risk percentage	10.70%		13.62%		7.95%	[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Revenue	$ 28,312		$ 4,531
Risk percentage	57.36%		8.52%	[1]		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	17.22%		10.56%
Accounts receivable	$ 2,735		$ 2,445
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage		[1]	5.86%	[1]	31.54%
Purchases			$ 1,456		$ 9,193
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	33.63%		26.28%			[1]
Purchases	$ 7,725		$ 6,525
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage		[1]		[1]	22.29%
Purchases					$ 6,496
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier E [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	10.84%		15.37%		13.43%
Purchases	$ 2,490		$ 3,817		$ 3,915
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier F [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage			36.36%	[1]	0.64%	[1]
Purchases			$ 9,027		$ 183
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier J [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	50.10%			[1]		[1]
Purchases	$ 11,510
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	66.33%		59.90%
Accounts payable	$ 6,152		$ 6,198
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Risk percentage	27.40%		23.80%	[1]
Accounts payable	$ 2,541		$ 2,459

[1]	Represents less than 10%